Steben & Company, Inc.	240 631 7600 T
9711 Washingtonian Blvd., Suite 400	240 631 9595 F
Gaithersburg, MD 20878	www.steben.com

March 25, 2014

VIA EDGAR

Securities and Exchange Commission

Washington, DC 20549

Re:	Steben Alternative Investment Funds
File Nos. 811-22880 and 333-190813

Ladies and Gentlemen:

Transmitted electronically with this letter for filing pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and the Securities Act of 1933, as amended (“1933 Act”), on behalf of Steben Alternative Investment Funds (the “Trust”), is the Trust’s Pre-Effective Amendment No.2 to the registration statement on Form N-1A (“PEA 2”), relating to the establishment of the Trust as a registered investment company. The Registration Statement transmitted with this letter contains a conformed signature page, the manually executed original of which is maintained at the office of the Trust.

The purposes of PEA 2 are to include in the Trust’s registration statement on Form N-1A: (1) the revised Prospectus and Statement of Additional Information that reflect the Trust’s response to the Securities and Exchange Commission’s Staff comments to date, including changing the name of the initial series from “Steben Managed Futures Fund” to “Steben Managed Futures Strategy Fund”; (2) the seed audit financial statements for the Trust, the related auditor’s consent and the legality of shares opinion; and (3) the agreement for providing initial capital the Trust.

The Trust requests that the Commission staff declare the Trust’s Registration Statement effective on or about March 27, 2014. To this end, the Trust has included with PEA 2 an acceleration request from the Trust and the Trust’s distributor pursuant to Rule 461 of Regulation C under the 1933 requesting such date for effectiveness.

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Any questions or comments should be directed to the undersigned at 240.631.7602.

Sincerely,
/s/ Francine Rosenberger
Francine J. Rosenberger

cc:	George J. Zornada
K&L Gates LLP